Income Tax (Details) - Schedule of Reconciliation of the Expected Income Tax Benefits to the Actual Income Tax Provision - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation of the Expected Income Tax Recovery to the Actual Income Tax Recovery [Abstract]
Net loss before income taxes		$ (2,940,528)	$ (3,673,984)
Income tax benefits attributable to net income at Singapore statutory rate of 17%	[1]	(499,890)	(624,577)
Effect of different tax rates in other jurisdictions		(44,563)	(54,696)
Non-deductible expenses		166,923	89,088
Singapore tax exemption or non-taxable income			(7,981)
Unrecognized deferred tax asset		377,530	598,166
Total tax provision

[1]	The Company has reconciled to the Singapore corporate income tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.